Related Party Transactions and Balances - Schedule of Accounts Receivable and Due from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Yangzhou Meihua Import and Export Co., Ltd. [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Accounts receivable from a related party	$ 727,180	$ 456,361
Li Jun [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Due from a related party-current		21,127
Zhongxiangxin [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Due from a related party-current	6,854,443
Hainan Guoxie [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Due from a related party-current	10,190,726
Related Party [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Accounts receivable from a related party	727,180	456,361
Due from a related party-current	17,045,169	21,127
Deposits to a related party-noncurrent		9,155,059
Total related party sales	768,553	416,441	29,196
Liu Fang [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Deposits to a related party-noncurrent		9,155,059
Yangzhou Meihua Import and Export Co., Ltd. [Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Total related party sales	768,553	416,441	18,780
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Schedule of Accounts Receivable and Due from Related Parties [Line Items]
Total related party sales			$ 10,416